Related Party Transactions - Schedule of Relationship of Related Parties (Details)	6 Months Ended
Sep. 30, 2025
Yujie, Chen [Member]
Schedule of Relationship of Related Parties [Line Items]
Relationship with the Company	Chief executive officer, a director since January 17, 2023 and beneficial shareholder
Ying Wo Sammy, Ho [Member]
Schedule of Relationship of Related Parties [Line Items]
Relationship with the Company	A director since May 21, 2024
Ka Wing Eric, Law [Member]
Schedule of Relationship of Related Parties [Line Items]
Relationship with the Company	Chief financial officer during the period from April 1, 2024 to September 14, 2025
Sing Hon, Lam [Member]
Schedule of Relationship of Related Parties [Line Items]
Relationship with the Company	Chief financial officer since September 14, 2025
Grande Holding Limited [Member]
Schedule of Relationship of Related Parties [Line Items]
Relationship with the Company	Substantial shareholder and the then sole shareholder